Lease arrangements - Summary of right of use assets (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Lease arrangements
At start of year	£ 89	£ 113
Additions	35	32
Remeasurement	1	5
Disposals		(9)
Depreciation	(37)	(50)
Exchange translation differences	(1)	(2)
At end of year	£ 87	£ 89